Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

ABVC BioPharma, Inc. (the “Company”), formerly known as American BriVision (Holding) Corporation, a Nevada corporation, through the Company’s operating entity, American BriVision Corporation (“BriVision”), which was incorporated in July 2015 in the State of Delaware, engages in biotechnology to fulfill unmet medical needs and focuses on the development of new drugs and medical devices derived from plants.  BriVision develops its pipeline by carefully tracking new medical discoveries or medical device technologies in research institutions in the Asia-Pacific region. Pre-clinical, disease animal model and Phase I safety studies are examined closely by the Company to identify drugs that BriVision believes demonstrate efficacy and safety. Once a drug appears to be a good candidate for development and ultimately commercialization, BriVision licenses the drug or medical device from the original researchers and begins to introduce the drugs clinical plan to highly respected principal investigators in the United States, Australia and Taiwan to conduct a Phase II clinical trial. At present, clinical trials for the Company’s drugs and medical devices are being conducted at such world-famous institutions as Memorial Sloan Kettering Cancer Center (“MSKCC”) and MD Anderson Cancer Center. BriVision had no predecessor operations prior to its formation on July 21, 2015.

Name Change

The Company’s shareholders approved an amendment to the Company’s Articles of Incorporation to change the Company’s corporate name from American BriVision (Holding) Corporation to ABVC BioPharma, Inc. and approved and adopted the Certificate of Amendment to affect same at the 2020 annual meeting of shareholders (the “Annual Meeting”). The name change amendment to the Company’s Articles of Incorporation was filed with Nevada’s Secretary of State and became effective on March 8, 2021 and FINRA processed our request to change our name on April 30, 2021, which became effective as of May 3, 2021.

The Company’s stock symbol remains ABVC.

Reverse Merger

On February 8, 2016, a Share Exchange Agreement (the “Share Exchange Agreement”) was entered into by and among the Company, BriVision, and Euro-Asia Investment & Finance Corp. Limited, a company incorporated under the laws of Hong Kong Special Administrative Region of the People’s Republic of China (“Euro-Asia”), being the owners of record of 164,387,376 (52,336,000 pre-stock split) shares of Common Stock of the Company, and the owners of record of all of the issued share capital of BriVision (the “BriVision Stock”).

Pursuant to the Share Exchange Agreement, upon surrender by the BriVision Shareholders and the cancellation by BriVision of the certificates evidencing the BriVision Stock as registered in the name of each BriVision Shareholder, and pursuant to the registration of the Company in the register of members maintained by BriVision as the new holder of the BriVision Stock and the issuance of the certificates evidencing the aforementioned registration of the BriVision Stock in the name of the Company, the Company issued 166,273,921 (52,936,583 pre-stock split) shares (the “Acquisition Stock”) (subject to adjustment for fractionalized shares as set forth below) of the Company’s Common Stock to the BriVision Shareholders (or their designees), and 163,159,952 (51,945,225 pre-stock split) shares of the Company’s Common Stock owned by Euro-Asia were cancelled and retired to treasury. The Acquisition Stock collectively represented 79.70% of the issued and outstanding Common Stock of the Company immediately after the Closing, in exchange for the BriVision Stock, representing 100% of the issued share capital of BriVision in a reverse merger (the “Merger”).

Pursuant to the Merger, all of the issued and outstanding common shares of BriVision were converted, at an exchange ratio of 0.2536-for-1, into an aggregate of 166,273,921 (52,936,583 pre-stock split) common shares of the Company and BriVision had become a wholly owned subsidiary of the Company. The holders of Company’s Common Stock as of immediately prior to the Merger held an aggregate of 205,519,223 (65,431,144 pre-stock split) shares of Company’s Common Stock. Because of the exchange of the BriVision Stock for the Acquisition Stock (the “Share Exchange”), BriVision had become a wholly owned subsidiary (the “Subsidiary”) of the Company and there was a change of control of the Company following the closing. There were no warrants, options or other equity instruments issued in connection with the share exchange agreement.

Upon the consummation of the Share Exchange, BriVision became a wholly owned subsidiary of the Company.

Following the Share Exchange, the Company has abandoned prior business plan and is now pursuing BriVision’s historically proposed businesses, which focus on the development of new drugs and innovative medical devices to fulfill unmet medical needs. The business model of the Company is to integrate research achievements from world-famous institutions, conduct clinical trials of translational medicine for Proof of Concept (“POC”), out-license to international pharmaceutical companies, and explore global markets.

Accounting Treatment of the Reverse Merger

For financial reporting purposes, the Share Exchange represents a “reverse merger” rather than a business combination and BriVision is deemed the accounting acquirer in the transaction. The Share Exchange is being accounted for as a reverse-merger and recapitalization. BriVision is the acquirer for financial reporting purposes and the Company is the acquired company. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Share Exchange will be those of BriVision and recorded at the historical cost basis of BriVision. In addition, the consolidated financial statements after completion of the Share Exchange will include the assets and liabilities of the Company and BriVision, and the historical operations of BriVision and operations of the Combined Company from the closing date of the Share Exchange.

Merger

On February 8, 2019, the Company, BioLite Holding, Inc. (“BioLite”), BioKey, Inc. (“BioKey”), BioLite Acquisition Corp., a direct wholly-owned subsidiary of Parent (“Merger Sub 1”), and BioKey Acquisition Corp., a direct wholly-owned subsidiary of Parent (“Merger Sub 2”) (collectively referred to as the “Parties”) completed the business combination pursuant to the Agreement and Plan of Merger (the “Merger Agreement”) dated as of January 31, 2018 where ABVC acquired BioLite and BioKey via issuing additional Common Stock of ABVC to the shareholders of BioLite and BioKey.

Pursuant to the terms of the Merger Agreement, BioLite and BioKey became two wholly-owned subsidiaries of the Company on February 8, 2019. ABVC issued an aggregate of 104,558,777 shares (prior to the reverse stock split in 2019) to the shareholders of both BioLite and BioKey under a registration statement on Form S-4 (file number 333-226285), which became effective by operation of law on or about February 5, 2019.

BioLite Holding, Inc. (the “BioLite Holding”) was incorporated under the laws of the State of Nevada on July 27, 2016. BioLite BVI, Inc. (the “BioLite BVI”), a wholly owned subsidiary of BioLite Holding, was incorporated in the British Virgin Islands on September 13, 2016. BioLite Holding and BioLite BVI are holding companies and have not carried out substantive business operations of their own.

BioLite, Inc., (the “BioLite Taiwan”) was incorporated on February 13, 2006 under the laws of Taiwan. BioLite is in the business of developing and commercialization of new botanical drugs with application in central nervous system, autoimmunity, inflammation, hematology, and oncology. In addition, BioLite Taiwan distributes dietary supplements made from extracts of Chinese herbs and Maitake mushroom.

In January 2017, BioLite Holding, BioLite BVI, BioLite Taiwan, and certain shareholders of BioLite Taiwan entered into a share purchase / exchange agreement (the “BioLite Share Purchase / Exchange Agreement”). Pursuant to the BioLite Share Purchase / Exchange Agreement, the shareholder participants to the BioLite Share Purchase / Exchange Agreement have sold their equity in BioLite Taiwan and were using the proceeds from such sales to purchase shares of Common Stock of BioLite Holding at the same price per share, resulting in their owning the same number of shares of Common Stock as they owned in the BioLite Taiwan. Upon closing of the Share Purchase/ Exchange Agreement in August 2017, BioLite Holding ultimately owns via BioLite BVI approximately 73% of BioLite Taiwan. The other shareholders who did not enter this Share Purchase/ Exchange Agreement retain their equity ownership in BioLite Taiwan.

BioKey, Inc. was incorporated on August 9, 2000 in the State of California. BioKey provides a wide range of services, including, API characterization, pre-formulation studies, formulation development, analytical method development, stability studies, IND/NDA/ANDA/510K submissions, and manufacturing clinical trial materials (Phase I through phase III) and commercial manufacturing. It also licenses out its technologies and initiates joint research and development processes with other biotechnology, pharmaceutical, and nutraceutical companies.

Accounting Treatment of the Merger

The Company adopted ASC 805, “Business Combination” to record the merger transactions of BioKey. Since the Company and BioLite Holding are the entities under Dr. Tsung-Shann Jiang’s common control, the transaction is accounted for as a restructuring transaction. All the assets and liabilities of BioLite Holding, BioLite BVI, and BioLite Taiwan were transferred to the Company at their respective carrying amounts on the closing date of the Merger. The Company has recast prior period financial statements to reflect the conveyance of BioLite Holding’s common shares as if the restructuring transaction had occurred as of the earliest date of the financial statements. All material intercompany accounts, transactions, and profits have been eliminated in consolidation. The nature of and effects on earnings per share (EPS) of nonrecurring intra-entity transactions involving long-term assets and liabilities is not required to be eliminated and EPS amounts have been recast to include the earnings (or losses) of the transferred net assets.

Going Concern

The accompanying unaudited financial statements have been prepared in conformity with U.S. GAAP which contemplates continuation of the Company on a going concern basis. The going concern basis assumes that assets are realized, and liabilities are settled in the ordinary course of business at amounts disclosed in the unaudited financial statements. The Company’s ability to continue as a going concern depends upon its ability to market and sell its products to generate positive operating cash flows. For the three months ended March 31, 2023, the Company reported net loss of $1,897,230. As of March 31, 2023, the Company’s working capital deficit was $1,594,879. In addition, the Company had net cash outflows of $1,497,633 from operating activities for the three months ended March 31, 2023. These conditions give rise to substantial doubt as to whether the Company will be able to continue as a going concern.

Management’s plan is to continue improve operations to generate positive cash flows and raise additional capital through private of public offerings. If the Company is not able to generate positive operating cash flows, and raise additional capital, there is the risk that the Company may not be able to meet its short-term obligations.

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

ABVC BioPharma, Inc. (the “Company”), formerly known as American BriVision (Holding) Corporation, a Nevada corporation, through the Company’s operating entity, American BriVision Corporation (“BriVision”), which was incorporated in July 2015 in the State of Delaware, engages in biotechnology to fulfill unmet medical needs and focuses on the development of new drugs and medical devices derived from plants.  BriVision develops its pipeline by carefully tracking new medical discoveries or medical device technologies in research institutions in the Asia-Pacific region. Pre-clinical, disease animal model and Phase I safety studies are examined closely by the Company to identify drugs that BriVision believes demonstrate efficacy and safety. Once a drug appears to be a good candidate for development and ultimately commercialization, BriVision licenses the drug or medical device from the original researchers and begins to introduce the drugs clinical plan to highly respected principal investigators in the United States, Australia and Taiwan to conduct a Phase II clinical trial. At present, clinical trials for the Company’s drugs and medical devices are being conducted at such world-famous institutions as Memorial Sloan Kettering Cancer Center (“MSKCC”) and MD Anderson Cancer Center. BriVision had no predecessor operations prior to its formation on July 21, 2015.

Name Change

The Company’s shareholders approved an amendment to the Company’s Articles of Incorporation to change the Company’s corporate name from American BriVision (Holding) Corporation to ABVC BioPharma, Inc. and approved and adopted the Certificate of Amendment to affect same at the 2020 annual meeting of shareholders (the “Annual Meeting”). The name change amendment to the Company’s Articles of Incorporation was filed with Nevada’s Secretary of State and became effective on March 8, 2021 and FINRA processed our request to change our name on April 30, 2021, which became effective as of May 3, 2021.

The Company’s stock symbol remains ABVC.

Reverse Merger

On February 8, 2016, a Share Exchange Agreement (the “Share Exchange Agreement”) was entered into by and among the Company, BriVision, and Euro-Asia Investment & Finance Corp. Limited, a company incorporated under the laws of Hong Kong Special Administrative Region of the People’s Republic of China (“Euro-Asia”), being the owners of record of 164,387,376 (52,336,000 pre-stock split) shares of Common Stock of the Company, and the owners of record of all of the issued share capital of BriVision (the “BriVision Stock”).

Pursuant to the Share Exchange Agreement, upon surrender by the BriVision Shareholders and the cancellation by BriVision of the certificates evidencing the BriVision Stock as registered in the name of each BriVision Shareholder, and pursuant to the registration of the Company in the register of members maintained by BriVision as the new holder of the BriVision Stock and the issuance of the certificates evidencing the aforementioned registration of the BriVision Stock in the name of the Company, the Company issued 166,273,921 (52,936,583 pre-stock split) shares (the “Acquisition Stock”) (subject to adjustment for fractionalized shares as set forth below) of the Company’s Common Stock to the BriVision Shareholders (or their designees), and 163,159,952 (51,945,225 pre-stock split) shares of the Company’s Common Stock owned by Euro-Asia were cancelled and retired to treasury. The Acquisition Stock collectively represented 79.70% of the issued and outstanding Common Stock of the Company immediately after the Closing, in exchange for the BriVision Stock, representing 100% of the issued share capital of BriVision in a reverse merger (the “Merger”).

Pursuant to the Merger, all of the issued and outstanding common shares of BriVision were converted, at an exchange ratio of 0.2536-for-1, into an aggregate of 166,273,921 (52,936,583 pre-stock split) common shares of the Company and BriVision had become a wholly owned subsidiary of the Company. The holders of Company’s Common Stock as of immediately prior to the Merger held an aggregate of 205,519,223 (65,431,144 pre-stock split) shares of Company’s Common Stock. Because of the exchange of the BriVision Stock for the Acquisition Stock (the “Share Exchange”), BriVision had become a wholly owned subsidiary (the “Subsidiary”) of the Company and there was a change of control of the Company following the closing. There were no warrants, options or other equity instruments issued in connection with the share exchange agreement.

Upon the consummation of the Share Exchange, BriVision became a wholly owned subsidiary of the Company.

Following the Share Exchange, the Company has abandoned prior business plan and is now pursuing BriVision’s historically proposed businesses, which focus on the development of new drugs and innovative medical devices to fulfill unmet medical needs. The business model of the Company is to integrate research achievements from world-famous institutions, conduct clinical trials of translational medicine for Proof of Concept (“POC”), out-license to international pharmaceutical companies, and explore global markets.

Accounting Treatment of the Reverse Merger

For financial reporting purposes, the Share Exchange represents a “reverse merger” rather than a business combination and BriVision is deemed the accounting acquirer in the transaction. The Share Exchange is being accounted for as a reverse-merger and recapitalization. BriVision is the acquirer for financial reporting purposes and the Company is the acquired company. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Share Exchange will be those of BriVision and recorded at the historical cost basis of BriVision. In addition, the consolidated financial statements after completion of the Share Exchange will include the assets and liabilities of the Company and BriVision, and the historical operations of BriVision and operations of the Combined Company from the closing date of the Share Exchange.

Merger

On February 8, 2019, the Company, BioLite Holding, Inc. (“BioLite”), BioKey, Inc. (“BioKey”), BioLite Acquisition Corp., a direct wholly-owned subsidiary of Parent (“Merger Sub 1”), and BioKey Acquisition Corp., a direct wholly-owned subsidiary of Parent (“Merger Sub 2”) (collectively referred to as the “Parties”) completed the business combination pursuant to the Agreement and Plan of Merger (the “Merger Agreement”) dated as of January 31, 2018 where ABVC acquired BioLite and BioKey via issuing additional Common Stock of ABVC to the shareholders of BioLite and BioKey.

Pursuant to the terms of the Merger Agreement, BioLite and BioKey became two wholly-owned subsidiaries of the Company on February 8, 2019. ABVC issued an aggregate of 104,558,777 shares (prior to the reverse stock split in 2019) to the shareholders of both BioLite and BioKey under a registration statement on Form S-4 (file number 333-226285), which became effective by operation of law on or about February 5, 2019.

BioLite Holding, Inc. (the “BioLite Holding”) was incorporated under the laws of the State of Nevada on July 27, 2016. BioLite BVI, Inc. (the “BioLite BVI”), a wholly owned subsidiary of BioLite Holding, was incorporated in the British Virgin Islands on September 13, 2016. BioLite Holding and BioLite BVI are holding companies and have not carried out substantive business operations of their own.

BioLite, Inc., (the “BioLite Taiwan”) was incorporated on February 13, 2006 under the laws of Taiwan. BioLite is in the business of developing and commercialization of new botanical drugs with application in central nervous system, autoimmunity, inflammation, hematology, and oncology. In addition, BioLite Taiwan distributes dietary supplements made from extracts of Chinese herbs and Maitake mushroom.

In January 2017, BioLite Holding, BioLite BVI, BioLite Taiwan, and certain shareholders of BioLite Taiwan entered into a share purchase / exchange agreement (the “BioLite Share Purchase / Exchange Agreement”). Pursuant to the BioLite Share Purchase / Exchange Agreement, the shareholder participants to the BioLite Share Purchase / Exchange Agreement have sold their equity in BioLite Taiwan and were using the proceeds from such sales to purchase shares of Common Stock of BioLite Holding at the same price per share, resulting in their owning the same number of shares of Common Stock as they owned in the BioLite Taiwan. Upon closing of the Share Purchase/ Exchange Agreement in August 2017, BioLite Holding ultimately owns via BioLite BVI approximately 73% of BioLite Taiwan. The other shareholders who did not enter this Share Purchase/ Exchange Agreement retain their equity ownership in BioLite Taiwan.

BioKey, Inc. was incorporated on August 9, 2000 in the State of California. BioKey provides a wide range of services, including, API characterization, pre-formulation studies, formulation development, analytical method development, stability studies, IND/NDA/ANDA/510K submissions, and manufacturing clinical trial materials (Phase I through phase III) and commercial manufacturing. It also licenses out its technologies and initiates joint research and development processes with other biotechnology, pharmaceutical, and nutraceutical companies.

Accounting Treatment of the Merger

The Company adopted ASC 805, “Business Combination” to record the merger transactions of BioKey. Since the Company and BioLite Holding are the entities under Dr. Tsung-Shann Jiang’s common control, the transaction is accounted for as a restructuring transaction. All the assets and liabilities of BioLite Holding, BioLite BVI, and BioLite Taiwan were transferred to the Company at their respective carrying amounts on the closing date of the Merger. The Company has recast prior period financial statements to reflect the conveyance of BioLite Holding’s common shares as if the restructuring transaction had occurred as of the earliest date of the financial statements. All material intercompany accounts, transactions, and profits have been eliminated in consolidation. The nature of and effects on earnings per share (EPS) of nonrecurring intra-entity transactions involving long-term assets and liabilities is not required to be eliminated and EPS amounts have been recast to include the earnings (or losses) of the transferred net assets.

Going Concern

The accompanying financial statements have been prepared in conformity with U.S. GAAP which contemplates continuation of the Company on a going concern basis. The going concern basis assumes that assets are realized, and liabilities are settled in the ordinary course of business at amounts disclosed in the financial statements. The Company’s ability to continue as a going concern depends upon its ability to market and sell its products to generate positive operating cash flows. For the year ended December 31, 2022, the Company reported net loss of $16,312,374. As of December 31, 2022, the Company’s working capital deficit was $2,832,282. In addition, the Company had net cash outflows of $7,398,391 from operating activities for the year ended December 31, 2022. These conditions give rise to substantial doubt as to whether the Company will be able to continue as a going concern.

Management’s plan is to continue improve operations to generate positive cash flows and raise additional capital through private and public offerings. If the Company is not able to generate positive operating cash flows, and raise additional capital, there is the risk that the Company may not be able to meet its short-term obligations.